SCHEDULE OF LONG-TERM DEBT RELATED PARTIES (Details) (Parenthetical)											3 Months Ended	12 Months Ended
	Mar. 05, 2021 shares	Sep. 13, 2018 USD ($)	May 01, 2018 USD ($)	Feb. 28, 2017	Feb. 01, 2017 USD ($)	Jan. 31, 2017	Jan. 03, 2017 USD ($)	Dec. 13, 2016 USD ($)	May 25, 2016 USD ($)	Jan. 01, 2015	Mar. 31, 2021 shares	Jun. 15, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Aug. 27, 2020 USD ($)	Aug. 27, 2020 INR (₨)	Jun. 15, 2020 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued Interest													$ 12,392
Conversion of common stock | shares	43,990										181,250
Kunaal Sikka [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument, interest rate, stated percentage		12.00%											18.00%
Loan bears monthly interest rate													1.50%
Debt instrument maturity date		Dec. 31, 2019
Advance from related party debt		$ 15,000
Swarn Singh [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument, interest rate, stated percentage					15.00%		15.00%						21.00%
Loan bears monthly interest rate					1.25%		1.25%						1.75%
Debt instrument maturity date				Dec. 31, 2019		Dec. 31, 2019
Notes Payable					$ 20,000		$ 25,000
Sushi lChaudhary [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument, interest rate, stated percentage															13.00%	13.00%
Note payable to related parties														$ 8,179	$ 14,500	₨ 1,100,000
Sushi lChaudhary [Member] | INR [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Note payable to related parties | ₨																₨ 1,100,000
Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Note payable to related parties																	$ 400,000
Settlement description												The note does not bear interest however the director received two tranches of 150,000 shares each for lending this amount. If the note is repaid by the maturity date, one of the two tranches of 150,000 shares will be returned.
Notes Payable to Satinder Thiara [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument, interest rate, stated percentage			15.00%					15.00%	15.00%				21.00%
Loan bears monthly interest rate			1.25%					1.25%	1.25%				1.75%
Note payable to related parties			$ 25,000					$ 10,000	$ 22,000
Debt instrument maturity date			Dec. 31, 2019					Dec. 31, 2021	Dec. 31, 2021
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Debt instrument, interest rate, stated percentage										15.00%
Loan bears monthly interest rate										1.25%